Geographical Revenues and Income Before Income Taxes (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Revenue	¥ 1,341,651	¥ 1,055,764	¥ 964,779
Robeco Groep N. V. | Americas
Segment Reporting Information [Line Items]
Revenue	58,997
Robeco Groep N. V. | All Others
Segment Reporting Information [Line Items]
Revenue	¥ 52,030